Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue Recognition [Abstract]
Aggregate amount	$ 78,000,000
Percentage of performance obligations	52.00%
Deferred revenues	$ 8,793